UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07391

AB UNCONSTRAINED BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Unconstrained Bond Fund, Inc.

Portfolio of Investments

July 31, 2015 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 45.6%
Brazil - 15.1%
Brazil Letras do Tesouro Nacional
Series LTN
Zero Coupon, 1/01/16	BRL	128,377	$35,458,440
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/50		6,159	4,512,866
Series F
10.00%, 1/01/17-1/01/25		60,139	15,525,408

			55,496,714

Canada - 3.1%
Canadian Government Bond
3.50%, 12/01/45	CAD	11,172	11,151,926

Portugal - 2.9%
Portugal Obrigacoes do Tesouro OT
2.875%, 10/15/25 (a)	EUR	9,390	10,757,188

United States - 24.5%
U.S. Treasury Bonds
3.00%, 11/15/44-5/15/45	U.S.$	14,939	15,135,709
3.125%, 8/15/44		2,624	2,720,550
3.625%, 2/15/44		1,543	1,755,644
3.75%, 11/15/43		1,585	1,845,644
U.S. Treasury Notes
0.375%, 4/30/16		6,449	6,453,333
0.50%, 7/31/16		118	118,284
1.375%, 4/30/20		7,811	7,761,175
1.50%, 12/31/18 (b)(c)		7,638	7,724,130
1.75%, 3/31/22		14,440	14,301,246
2.125%, 5/15/25 (b)		24,079	23,912,960
2.25%, 11/15/24		433	435,131
2.375%, 8/15/24		1,189	1,207,813
2.50%, 8/15/23		6,410	6,613,025

			89,984,644

Total Governments - Treasuries (cost $178,059,543)			167,390,472

COLLATERALIZED MORTGAGE OBLIGATIONS - 10.8%
Non-Agency Fixed Rate - 5.9%
Alternative Loan Trust
Series 2005-86CB, Class A8
5.50%, 2/25/36		847	792,449
Series 2005-J14, Class A7
5.50%, 12/25/35		456	417,859
Series 2006-24CB, Class A1
6.00%, 6/25/36		1,196	1,093,138
Series 2006-24CB, Class A11
5.75%, 6/25/36		666	597,608
Series 2006-J1, Class 1A11
5.50%, 2/25/36		836	752,053

	Principal Amount (000)		U.S. $ Value
BCAP LLC Trust
Series 2009-RR10, Class 10A2
6.00%, 1/26/38 (a)	U.S.$	2,711	$2,277,927
CHL Mortgage Pass-Through Trust
Series 2006-6, Class A1
6.00%, 4/25/36		755	726,795
Series 2006-9, Class A2
6.00%, 5/25/36		988	902,963
CitiMortgage Alternative Loan Trust
Series 2006-A4, Class 1A3
6.00%, 9/25/36		373	334,587
Countrywide Alternative Loan Trust
Series 2005-11CB, Class 2A7
5.50%, 6/25/35		1,431	1,425,258
Series 2006-16CB, Class A6
6.00%, 6/25/36		2,649	2,365,911
Series 2006-32CB, Class A6
6.00%, 11/25/36		1,743	1,626,471
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-4, Class 1A39
6.00%, 5/25/37		584	533,167
Credit Suisse Mortgage Trust
Series 2008-2R, Class 1A1
6.00%, 7/25/37 (a)		1,267	1,111,748
GSR Mortgage Loan Trust
Series 2006-9F, Class 4A1
6.50%, 10/25/36		769	675,945
Morgan Stanley Mortgage Loan Trust
Series 2007-S3, Class 1A45
6.00%, 8/25/37		2,029	1,868,827
Series 2007-6XS, Class 2A5S
6.00%, 2/25/47		1,051	789,732
Residential Accredit Loans, Inc.
Series 2005-QA10, Class A31
3.538%, 9/25/35		494	420,090
Washington Mutual Mortgage Pass-Through Certificates
Series 2006-4, Class 3A1
6.50%, 5/25/36 (d)		563	418,405
Wells Fargo Mortgage Backed Securities Trust
Series 2005-17, Class 2A1
5.50%, 1/25/36		746	736,882
Series 2007-10, Class 1A7
6.00%, 7/25/37		649	647,751
Series 2007-2, Class 1A18
5.75%, 3/25/37		681	662,769
Series 2007-8, Class 2A6
6.00%, 7/25/37		498	489,629

			21,667,964

GSE Risk Share Floating Rate - 3.6%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN3, Class M3
4.191%, 8/25/24 (e)		3,720	3,629,371

	Principal Amount (000)		U.S. $ Value
Series 2015-DNA1, Class B
9.391%, 10/25/27 (e)	U.S.$	500	$585,160
Series 2015-HQ1, Class B
10.941%, 3/25/25 (e)		1,185	1,364,492
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M2
3.191%, 7/25/24 (e)		950	866,720
Series 2014-C04, Class 1M2
5.091%, 11/25/24 (e)		1,850	1,879,085
Series 2015-C03, Class 1M2
5.188%, 7/25/25 (e)		690	695,564
Series 2015-C03, Class 2M2
5.188%, 7/25/25 (e)		4,185	4,242,353

			13,262,745

Non-Agency Floating Rate - 1.3%
Alternative Loan Trust
Series 2006-19CB, Class A3
6.00%, 8/25/36 (e)		2,127	1,966,747
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2006-2A, Class A2
0.371%, 4/25/47 (a)(e)		606	449,149
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.381%, 12/25/36 (e)		722	453,924
GreenPoint Mortgage Funding Trust
Series 2006-AR2, Class 4A1
2.17%, 3/25/36 (e)		289	250,180
Luminent Mortgage Trust
Series 2006-5, Class A1A
0.381%, 7/25/36 (e)		576	387,800
NovaStar Mortgage Funding Trust
Series 2006-MTA1, Class 2A1A
0.381%, 9/25/46 (e)		474	403,766
Residential Accredit Loans, Inc.
Series 2007-QO2, Class A1
0.341%, 2/25/47 (e)		709	402,562
Suntrust Alternative Loan Trust
Series 2005-1F, Class 2A1
0.841%, 12/25/35 (e)		34	25,181
Washington Mutual Mortgage Pass-Through Certificates
Series 2005-10, Class 2A3
1.091%, 11/25/35 (e)		470	338,244

			4,677,553

Total Collateralized Mortgage Obligations (cost $39,729,133)			39,608,262

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 10.8%
Financial Institutions - 8.8%
Banking - 8.8%
Ally Financial, Inc.
2.75%, 1/30/17	U.S.$	720	$721,800
BBVA International Preferred SAU
5.919%, 4/18/17		3,677	3,773,521
Credit Agricole SA
6.637%, 5/31/17 (a)		3,550	3,674,250
Credit Suisse AG/Guernsey
5.86%, 5/15/17 (f)		8,000	8,400,000
Dresdner Bank AG/NY
7.25%, 9/15/15		1,860	1,870,888
HBOS Capital Funding LP
4.939%, 5/23/16 (f)	EUR	2,279	2,525,996
National Westminster Bank PLC
2.135%, 10/05/15 (e)(f)		200	208,795
Royal Bank of Scotland Group PLC
Series U
7.64%, 9/30/17	U.S.$	6,900	7,365,750
Societe Generale SA
1.034%, 4/05/17 (a)(e)(f)		4,000	3,620,000

			32,161,000

Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
Zero Coupon, 1/12/12 (g)		440	47,300
2.951%, 5/25/10 (e)(g)		435	46,763

			94,063

			32,255,063

Industrial - 1.5%
Basic - 0.1%
ArcelorMittal
6.125%, 6/01/18		225	238,180

Capital Goods - 0.4%
Bombardier, Inc.
7.50%, 3/15/25 (a)		1,432	1,184,980
Case New Holland Industrial, Inc.
7.875%, 12/01/17		128	141,120

			1,326,100

Communications - Media - 0.2%
Radio One, Inc.
9.25%, 2/15/20 (a)		905	830,337

Communications - Telecommunications - 0.0%
Windstream Services LLC
7.875%, 11/01/17		55	55,688

Consumer Cyclical - Retailers - 0.2%
Chinos Intermediate Holdings A, Inc.
7.75% (7.75% Cash or 8.50% PIK), 5/01/19 (a)(h)		975	665,437

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 0.2%
Boparan Finance PLC
5.50%, 7/15/21 (a)	GBP	610	$869,806
HCA, Inc.
7.58%, 9/15/25	U.S.$	65	71,825

			941,631

Energy - 0.2%
Golden Energy Offshore Services AS
8.74%, 5/28/17 (e)(i)	NOK	7,778	518,932
Memorial Resource Development Corp.
5.875%, 7/01/22	U.S.$	25	23,563
Paragon Offshore PLC
6.75%, 7/15/22 (a)		488	153,720
7.25%, 8/15/24 (a)		812	253,242

			949,457

Technology - 0.2%
Energizer Holdings, Inc.
5.50%, 6/15/25 (a)		603	589,433

			5,596,263

Utility - 0.5%
Electric - 0.5%
RJS Power Holdings LLC
4.625%, 7/15/19 (a)		1,543	1,496,710
Talen Energy Supply LLC
6.50%, 5/01/18		180	192,600

			1,689,310

Total Corporates - Non-Investment Grade (cost $42,343,697)			39,540,636

CORPORATES - INVESTMENT GRADE - 7.0%
Financial Institutions - 5.9%
Banking - 3.5%
Goldman Sachs Group, Inc. (The)
5.15%, 5/22/45		1,536	1,511,204
Series D
6.00%, 6/15/20		165	189,126
ING Groep NV
5.775%, 12/08/15 (f)		835	839,175
Lloyds Bank PLC
6.50%, 9/14/20 (a)		8,200	9,521,414
Macquarie Group Ltd.
7.625%, 8/13/19 (a)		115	135,112
Morgan Stanley Series G
5.50%, 7/24/20		175	196,973
Standard Chartered Bank
5.875%, 9/26/17 (a)	EUR	100	121,585

	Principal Amount (000)		U.S. $ Value
UBS AG/Stamford CT
5.875%, 7/15/16	U.S.$	195	$202,970

			12,717,559

Brokerage - 0.0%
Jefferies Group LLC
6.875%, 4/15/21		70	80,108

Finance - 1.9%
HSBC Finance Capital Trust IX
5.911%, 11/30/35		7,000	7,010,500

Insurance - 0.5%
Aetna, Inc.
6.75%, 12/15/37		257	315,136
Allied World Assurance Co. Holdings Ltd.
5.50%, 11/15/20		180	200,346
Anthem, Inc.
5.875%, 6/15/17		20	21,523
7.00%, 2/15/19		45	51,562
Chubb Corp. (The)
6.375%, 3/29/67		705	728,794
CIGNA Corp.
5.125%, 6/15/20		90	99,934
Humana, Inc.
6.30%, 8/01/18		25	28,096
7.20%, 6/15/18		180	205,030
Lincoln National Corp.
8.75%, 7/01/19		47	57,614
Markel Corp.
7.125%, 9/30/19		60	70,259
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		165	252,017

			2,030,311

			21,838,478

Industrial - 0.8%
Basic - 0.1%
Lubrizol Corp.
8.875%, 2/01/19		155	189,547
Weyerhaeuser Co.
7.375%, 3/15/32		204	259,030

			448,577

Capital Goods - 0.1%
Republic Services, Inc.
5.25%, 11/15/21		200	223,540
Tyco International Finance SA
8.50%, 1/15/19		150	178,772

			402,312

Communications - Media - 0.1%
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)		225	226,979

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 0.1%
American Tower Corp.
5.05%, 9/01/20	U.S.$	140	$152,123
British Telecommunications PLC
8.50%, 12/07/16 (a)	GBP	100	170,359

			322,482

Consumer Cyclical - Retailers - 0.1%
Nordstrom, Inc.
6.25%, 1/15/18	U.S.$	180	199,593

Consumer Non-Cyclical - 0.0%
Agilent Technologies, Inc.
5.00%, 7/15/20		28	30,770
Altria Group, Inc.
9.25%, 8/06/19		34	42,476

			73,246

Energy - 0.2%
Anadarko Petroleum Corp.
5.95%, 9/15/16		34	35,676
Energy Transfer Partners LP
6.125%, 2/15/17		225	237,882
EQT Corp.
8.125%, 6/01/19		35	41,434
Hess Corp.
8.125%, 2/15/19		35	41,311
Noble Energy, Inc.
8.25%, 3/01/19		153	181,744
Noble Holding International Ltd.
4.90%, 8/01/20		15	14,464
Spectra Energy Capital LLC
8.00%, 10/01/19		170	201,075

			753,586

Technology - 0.1%
Motorola Solutions, Inc.
7.50%, 5/15/25		181	217,578

Transportation - Airlines - 0.0%
Southwest Airlines Co.
5.75%, 12/15/16		70	74,238

Transportation - Railroads - 0.0%
CSX Corp.
7.375%, 2/01/19		149	174,666

Transportation - Services - 0.0%
Ryder System, Inc.
7.20%, 9/01/15		71	71,325

			2,964,582

Utility - 0.3%
Electric - 0.1%
Constellation Energy Group, Inc.
5.15%, 12/01/20		180	199,103

	Principal Amount (000)		U.S. $ Value
TECO Finance, Inc.
5.15%, 3/15/20	U.S.$	55	$61,495

			260,598

Natural Gas - 0.2%
GNL Quintero SA
4.634%, 7/31/29 (a)		836	838,072

			1,098,670

Total Corporates - Investment Grade (cost $25,242,685)			25,901,730

INFLATION-LINKED SECURITIES - 4.7%
United States - 4.7%
U.S. Treasury Inflation Index
0.625%, 1/15/24-2/15/43 (TIPS)		12,905	12,827,041
1.375%, 2/15/44 (TIPS)		1,263	1,362,330
3.375%, 4/15/32 (TIPS)		2,163	3,057,399

Total Inflation-Linked Securities (cost $17,113,333)			17,246,770

	Shares
INVESTMENT COMPANIES - 1.8%
Funds and Investment Trusts - 1.8%
SPDR S&P Retail ETF (cost $6,665,657)		66,070	6,497,985

	Principal Amount (000)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.6%
Non-Agency Fixed Rate CMBS - 1.6%
Banc of America Commercial Mortgage Trust
Series 2007-3, Class AJ
5.575%, 6/10/49	U.S.$	490	509,050
Series 2007-5, Class AM
5.772%, 2/10/51		343	359,794
Commercial Mortgage Trust
Series 2005-CD1, Class AM
5.202%, 7/15/44		2,330	2,335,245
Series 2007-GG9, Class AM
5.475%, 3/10/39		555	577,809
DBUBS Mortgage Trust
Series 2011-LC2A, Class E
5.458%, 7/10/44 (a)		600	601,646
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ
5.522%, 4/10/38		420	424,916
ML-CFC Commercial Mortgage Trust
Series 2006-1, Class AJ
5.564%, 2/12/39		425	431,640
Series 2006-4, Class AJ
5.239%, 12/12/49		545	549,757

Total Commercial Mortgage-Backed Securities (cost $5,762,854)			5,789,857

	Principal Amount (000)		U.S. $ Value
QUASI-SOVEREIGNS - 0.9%
Quasi-Sovereign Bonds - 0.9%
Malaysia - 0.1%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)	U.S.$	190	$210,345

Mexico - 0.8%
Petroleos Mexicanos
Series 14-2
7.47%, 11/12/26	MXN	55,570	3,300,574

Total Quasi-Sovereigns (cost $3,949,926)			3,510,919

EMERGING MARKETS - SOVEREIGNS - 0.5%
Argentina - 0.5%
Argentina Boden Bonds
7.00%, 10/03/15
(cost $1,922,255)	U.S.$	1,935	1,921,993

WHOLE LOAN TRUSTS - 0.4%
Performing Asset - 0.4%
Deutsche Bank Mexico SA
8.00%, 10/31/34 (j)(k)(l)	MXN	23,565	1,088,840
Recife Funding
Zero Coupon, 11/05/29 (j)(k)	U.S.$	530	525,514

Total Whole Loan Trusts (cost $1,885,856)			1,614,354

EMERGING MARKETS - TREASURIES - 0.2%
Dominican Republic - 0.2%
Dominican Republic International Bond
15.95%, 6/04/21 (i)
(cost $754,021)	DOP	27,000	754,645

GOVERNMENTS - SOVEREIGN BONDS - 0.2%
Hungary - 0.2%
Hungary Government International Bond
6.375%, 3/29/21
(cost $507,549)	U.S.$	510	582,930

	Contracts
OPTIONS PURCHASED - CALLS - 0.1%
Options on Indices - 0.1%
CBOE Volatility Index
Expiration: Aug 2015, Exercise Price: $ 24.00 (g)(m)		464	8,120
CBOE Volatility Index
Expiration: Aug 2015, Exercise Price: $ 25.00 (g)(m)		2,712	40,680

Company	Contracts		U.S. $ Value
CBOE Volatility Index
Expiration: Sep 2015, Exercise Price: $ 24.00 (g)(m)		1,214	$60,700
EURO STOXX 50 Volatility Index
Expiration: Sep 2015, Exercise Price: EUR 3,650.00 (g)(n)		1,000	74,927
S&P 500 Index
Expiration: Sep 2015, Exercise Price: $ 2,120.00 (g)(m)		147	341,775

Total Options Purchased - Calls (premiums paid $1,272,009)			526,202

	Principal Amount (000)
ASSET-BACKED SECURITIES - 0.1%
Home Equity Loans - Floating Rate - 0.1%
GSAA Trust
Series 2006-5, Class 2A3
0.461%, 3/25/36 (e)	U.S.$	407	276,824

Home Equity Loans - Fixed Rate - 0.0%
Nationstar NIM Ltd.
Series 2007-A, Class A
9.79%, 3/25/37 (i)(j)		3	0

Total Asset-Backed Securities (cost $297,148)			276,824

	Contracts
OPTIONS PURCHASED - PUTS - 0.1%
Options on Forward Contracts - 0.1%
TWD/USD
Expiration: Oct 2015, Exercise Price: TWD 31.70 (g)		11,100,000	138,191
USD/TRY
Expiration: Aug 2015, Exercise Price: $ 2.64 (g)		9,200,000	4,490
USD/TRY
Expiration: Oct 2015, Exercise Price: $ 2.60 (g)		9,200,000	17,958

			160,639

Options on Indices - 0.0%
S&P 500 Index
Expiration: Aug 2015, Exercise Price: $ 2,100.00 (g)(m)		21	51,975

Total Options Purchased - Puts (premiums paid $247,105)			212,614

	Principal Amount (000)			U.S. $ Value
LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.0%
United States - 0.0%
Alameda Corridor Trnsp Auth CA
Series 1999C
6.60%, 10/01/29
(cost $112,700)	U.S.$	100		$117,159

EMERGING MARKETS - CORPORATE BONDS - 0.0%
Industrial - 0.0%
Consumer Non-Cyclical - 0.0%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (i)(o)
(cost $477,436)		804		8,161

	Shares
COMMON STOCKS - 0.0%
Resolute Forest Products Inc. (g)
(cost $0)		48		474

SHORT-TERM INVESTMENTS - 12.0%
Investment Companies - 12.0%
AB Fixed-Income Shares, Inc. - Government STIF
Portfolio, 0.11% (p)(q)
(cost $43,922,148)		43,922,148		43,922,148

	Principal Amount (000)
TIME DEPOSITS - 0.0%
BBH, Grand Cayman
0.005%, 8/03/15	JPY	0	**	0	^
0.03%, 8/03/15	U.S.$	17		17,350
0.05%, 8/03/15	CAD	0	**	0	^
0.118%, 8/03/15	NOK	0	**	1
1.032%, 8/03/15	AUD	0	**	2
1.80%, 8/03/15	NZD	0	**	0	^
Nordea Bank Norge, Oslo
(0.227)%, 8/03/15	EUR	55		60,774

Total Time Deposits (cost $77,748)				78,127

Total Short-Term Investments (cost $43,999,896)				44,000,275

Total Investments - 96.8% (cost $370,342,803) (r)				355,502,262
Other assets less liabilities - 3.2%				11,706,061

Net Assets - 100.0%				$367,208,323

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
DAX Index Futures	23	September 2015	$7,423,579	$7,144,566	$(279,013)
EURO STOXX 50 Futures	102	September 2015	4,066,783	4,032,001	(34,782)
EURO STOXX 600 Bank Futures	261	September 2015	3,044,151	3,166,150	121,999
Sold Contracts
Euro-Bund Futures	63	September 2015	10,404,754	10,682,897	(278,143)
Fed Fund 30day Futures	152	January 2016	63,094,547	63,110,382	(15,835)
S&P 500 E-Mini Futures	221	September 2015	23,193,515	23,187,320	6,195
U.S. Long Bond (CBT) Futures	5	September 2015	755,907	779,688	(23,781)
U.S. T-Note 5 Yr (CBT) Futures	61	September 2015	7,264,242	7,310,469	(46,227)

					$(549,587)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	EUR	7,047	USD	7,792	9/18/15	$47,684
Barclays Bank PLC	USD	369	JPY	45,772	9/25/15	272
BNP Paribas SA	AUD	4,789	USD	3,655	9/17/15	162,847
BNP Paribas SA	MYR	21,135	USD	5,557	9/17/15	83,673
BNP Paribas SA	USD	2,151	GBP	1,402	9/17/15	37,394
BNP Paribas SA	USD	5,543	KRW	6,380,316	9/17/15	(98,241)
Brown Brothers Harriman & Co.	EUR	1,588	USD	1,749	9/17/15	3,933
Brown Brothers Harriman & Co.	NZD	368	USD	245	9/17/15	2,551
Brown Brothers Harriman & Co.	USD	881	EUR	807	9/17/15	5,767
Brown Brothers Harriman & Co.	USD	2,140	EUR	1,938	9/17/15	(9,723)
Brown Brothers Harriman & Co.	USD	7,140	GBP	4,595	9/17/15	33,930
Brown Brothers Harriman & Co.	USD	1,812	HUF	510,855	9/17/15	13,414
Brown Brothers Harriman & Co.	USD	33	NOK	268	9/17/15	(365)
Brown Brothers Harriman & Co.	USD	1,828	TRY	4,933	9/17/15	(70,355)
Brown Brothers Harriman & Co.	EUR	13,646	USD	14,828	9/22/15	(168,896)
Brown Brothers Harriman & Co.	HUF	511,076	USD	1,811	9/22/15	(14,891)
Brown Brothers Harriman & Co.	NOK	7,693	USD	934	9/22/15	(6,853)
Brown Brothers Harriman & Co.	USD	223	EUR	205	9/22/15	1,910
Brown Brothers Harriman & Co.	USD	13	MXN	217	9/22/15	116
Brown Brothers Harriman & Co.	USD	238	NZD	364	9/22/15	1,338

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	JPY	951	USD	8	9/25/15	$(29)
Credit Suisse International	BRL	17,259	USD	5,085	8/04/15	44,481
Credit Suisse International	USD	5,505	BRL	420	8/04/15	(464,596)
Deutsche Bank AG	EUR	641	USD	695	9/17/15	(9,284)
Goldman Sachs Bank USA	BRL	43,063	USD	12,759	8/04/15	182,114
Goldman Sachs Bank USA	USD	12,793	BRL	43,063	8/04/15	(215,685)
Goldman Sachs Bank USA	USD	3,657	TWD	114,841	8/14/15	(32,407)
Goldman Sachs Bank USA	BRL	19,310	USD	5,634	9/02/15	56,839
Goldman Sachs Bank USA	KRW	8,527,017	USD	7,326	9/17/15	48,555
Goldman Sachs Bank USA	TWD	114,707	USD	3,708	9/17/15	87,968
Goldman Sachs Bank USA	USD	7,576	JPY	937,651	9/17/15	(5,931)
HSBC Bank USA	BRL	398	USD	7,602	8/04/15	460,792
HSBC Bank USA	CAD	6,043	USD	4,733	9/17/15	113,993
HSBC Bank USA	SGD	2,570	USD	1,892	9/17/15	20,858
HSBC Bank USA	USD	7,204	BRL	247,450	8/04/15	(63,014)
HSBC Bank USA	USD	3,659	GBP	2,347	9/17/15	5,146
HSBC Bank USA	USD	1,901	SGD	2,567	9/17/15	(32,091)
HSBC Bank USA	BRL	13,296	USD	4,124	9/22/15	308,913
HSBC Bank USA	MXN	114,626	USD	7,139	9/22/15	51,813
HSBC Bank USA	USD	3,157	CAD	4,031	9/22/15	(76,127)
HSBC Bank USA	BRL	66,700	USD	21,199	1/05/16	2,700,345
JPMorgan Chase Bank, NA	GBP	2,364	USD	3,688	9/17/15	(3,082)
JPMorgan Chase Bank, NA	USD	3,674	CHF	3,527	9/17/15	(17,464)
JPMorgan Chase Bank, NA	USD	3,784	TWD	115,881	9/17/15	(127,620)
JPMorgan Chase Bank, NA	USD	7,171	JPY	887,952	9/25/15	(650)
Morgan Stanley Capital Services LLC	CHF	3,520	USD	3,691	9/17/15	42,714
Morgan Stanley Capital Services LLC	JPY	182,630	USD	1,476	9/17/15	1,257
Morgan Stanley Capital Services LLC	MXN	28,473	USD	1,799	9/17/15	38,059
Morgan Stanley Capital Services LLC	TRY	7,325	USD	2,596	9/17/15	(13,720)
Morgan Stanley Capital Services LLC	USD	4,641	MXN	73,051	9/17/15	(122,871)
Morgan Stanley Capital Services LLC	USD	1,839	SEK	15,589	9/17/15	(30,676)
Morgan Stanley Capital Services LLC	BRL	97,956	USD	32,904	1/06/16	5,745,777
Northern Trust Co.	USD	934	TRY	2,518	9/17/15	(37,111)
Royal Bank of Scotland PLC	INR	119,318	USD	1,844	9/11/15	(9,448)
Royal Bank of Scotland PLC	BRL	5,436	USD	1,642	9/17/15	79,650
Royal Bank of Scotland PLC	KRW	8,324,374	USD	7,342	9/17/15	238,174
Royal Bank of Scotland PLC	TWD	116,391	USD	3,755	9/17/15	81,794
Royal Bank of Scotland PLC	USD	3,511	AUD	4,769	9/17/15	(33,854)
Royal Bank of Scotland PLC	USD	7,523	JPY	923,693	9/17/15	(65,506)
Royal Bank of Scotland PLC	USD	1,669	KRW	1,932,861	9/17/15	(19,106)
Royal Bank of Scotland PLC	INR	117,361	USD	1,822	9/18/15	1,413
Royal Bank of Scotland PLC	USD	1,850	INR	118,365	9/18/15	(13,343)
UBS AG	AUD	2,446	USD	1,836	8/07/15	48,618
UBS AG	CAD	14,226	USD	10,957	9/22/15	83,159
UBS AG	GBP	5,482	USD	8,526	9/22/15	(31,411)

						$9,042,911

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price		Expiration Month	Premiums Received	U.S. $ Value
EURO STOXX 50 Index	1,000	EUR	3,650.00	September 2015	$235,853	$(133,808)
S&P 500 Index (m)	21		$2,000.00	August 2015	10,646	(11,340)
S&P 500 Index (m)	147		2,120.00	September 2015	849,213	(657,825)

					$1,095,712	$(802,973)

CURRENCY OPTIONS WRITTEN

Description	Exercise Price		Expiration Date	Contracts (000)		Premiums Received	U.S. $ Value
Put - TWD vs. USD	TWD	32.50	10/28/15	TWD	11,100	$32,229	$(55,922)
Put - USD vs. TRY	USD	2.600	10/14/15	USD	9,200	74,704	(17,774)

						$106,933	$(73,696)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2015	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00%	3.53%		$7,326	$(501,688)	$(62,986)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		9,118	(624,399)	(74,897)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	1.00	0.68		14,620	(212,242)	18,100
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	1.00	0.68		940	(13,646)	(2,215)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	1.00	0.68		18,350	(266,391)	(52,262)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	1.00	0.68		37,500	(544,395)	80,205
CDX-NAIG Series 24, 5 Year Index, 6/20/20*	1.00	0.70		88,420	(1,328,075)	49,253
CDX-NAIG Series 24, 5 Year Index, 6/20/20*	1.00	0.70		2,820	(42,356)	3,476
CDX-NAIG Series 24, 5 Year Index, 6/20/20*	1.00	0.70		940	(14,118)	(1,160)
CDX-NAIG Series 24, 5 Year Index, 6/20/20*	1.00	0.70		83,603	(1,255,724)	292,009
CDX-NAIG Series 24, 5 Year Index, 6/20/20*	1.00	0.70		37,020	(556,044)	(55,762)
iTraxx Europe Crossover Series 23, 5 Year Index, 6/20/20*	5.00	0.28	EUR	3,190	(353,193)	(234)
iTraxx Europe Senior Financials Series 23, 5 Year Index, 6/20/20*	1.00	0.73		10,160	(155,117)	23,078
Sale Contracts
Morgan Stanley & Co. LLC/(CME)
CDX-NAHY Series 20, 5 Year Index, 6/20/18*	5.00	2.09		$1,862	160,728	123,374
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAHY Series 20, 5 Year Index, 6/20/18*	5.00	2.09		1,604	138,442	45,977
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		14,672	1,004,733	(24,755)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		17,121	1,172,460	(74,986)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		28,175	1,929,467	(115,165)

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2015	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00%	3.53%		$18,236	$1,248,798	$25,377
CDX-NAIG Series 22, 5 Year Index, 6/20/19*	1.00	0.60		940	15,377	272
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	1.00	0.68		32,970	478,632	95,779
CDX-NAIG Series 24, 5 Year Index, 6/20/20*	1.00	0.70		44,210	664,038	78,570
CDX-NAIG Series 24, 5 Year Index, 6/20/20*	1.00	0.70		17,670	265,404	(35,538)
CDX-NAIG Series 24, 5 Year Index, 6/20/20*	1.00	0.70		134,670	2,022,754	(222,262)
CDX-NAIG Series 24, 5 Year Index, 6/20/20*	1.00	0.70		20,310	305,058	(40,847)
iTraxx Europe Crossover Series 23, 5 Year Index, 6/20/20*	5.00	0.28	EUR	5,446	602,975	62,839
iTraxx Europe Crossover Series 23, 5 Year Index, 6/20/20*	5.00	0.28		13,189	1,460,271	148,655
iTraxx Europe Crossover Series 23, 5 Year Index, 6/20/20*	5.00	0.28		11,420	1,264,408	54,410

					$6,866,157	$338,305

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC/(CME)		$186,300	7/31/17	3 Month LIBOR	0.93%	$101,683
Morgan Stanley & Co. LLC/(CME)	CAD	58,670	5/27/20	1.45%	3 Month CDOR	(664,921)
Morgan Stanley & Co. LLC/(CME)		$19,100	7/03/20	1.85%	3 Month LIBOR	(196,270)
Morgan Stanley & Co. LLC/(CME)		76,730	7/31/20	1.76%	3 Month LIBOR	(341,692)
Morgan Stanley & Co. LLC/(CME)		36,830	7/13/22	3 Month LIBOR	2.06%	206,762

						$(894,438)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA:
CDX-LCDX.NA Series 20, 5 Year Index, 6/20/18*	2.50%	1.18%	$8,736	$(340,326)	$(168,961)	$(171,365)
Barclays Bank PLC:
Republic Of Korea, 7.125% 4/16/19, 9/20/20*	1.00	0.55	21,975	(521,984)	(507,714)	(14,270)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2015	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Republic Of Korea, 7.125% 4/16/19, 9/20/20*	1.00%	0.55%		$14,855	$(352,858)	$(339,488)	$(13,370)
Tyson Foods, Inc., 4.500% 6/15/22, 3/20/20*	1.00	0.47		940	(22,969)	(11,174)	(11,795)
Citibank, NA:
iTraxx Japan Series 23, 5 Year Index, 6/20/20*	1.00	0.58	JPY	3,880,000	(671,816)	(807,589)	135,773
The Procter & Gamble Company, 1.600% 11/15/18, 9/20/19*	1.00	0.16		$940	(33,323)	(27,748)	(5,575)
Union Pacific Corp., 6.625% 2/1/29, 9/20/20*	1.00	0.23		940	(37,220)	(35,031)	(2,189)
Whirlpool Corp., 4.850% 6/15/21,6/20/20*	1.00	0.69		940	(14,384)	(8,700)	(5,684)
Credit Suisse International:
BellSouth Corporation, 6.550% 6/15/34, 9/20/19*	1.00	0.51		7,520	(157,947)	(152,642)	(5,305)
Black & Decker Corp., 5.750% 11/15/16, 6/20/16*	1.00	0.04		500	(1,130)	(4,155)	3,025
Deere & Company, 4.375% 10/16/19, 9/20/19*	1.00	0.26		940	(31,712)	(27,164)	(4,548)
Hershey Co., 6.950% 8/15/12, 6/20/16*	1.00	0.05		500	(6,115)	(3,470)	(2,645)
Deutsche Bank AG:
21st Century Fox America, Inc., 7.250% 5/18/18, 9/20/19*	1.00	0.29		940	(30,463)	(21,391)	(9,072)
Dominion Resources, Inc., 6.400% 6/15/18, 9/20/19*	1.00%	0.32		940	(29,394)	(25,223)	(4,171)
iTraxx Australia Series 23, 5 Year Index, 6/20/20*	1.00	0.97	AUD	134,670	(339,679)	(464,813)	125,134
Lloyds Bank PLC, 3.375% 4/20/15, 5/02/17*	1.00	0.46	EUR	5,358	(137,749)	(131,490)	(6,259)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2015	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Lloyds Bank PLC, 3.375% 4/20/15, 5/02/17*	1.00%	0.46%		$712	$(18,300)	$(15,935)	$(2,365)
Goldman Sachs International:
IBM Corp., 5.700% 9/14/17, 9/20/19*	1.00	0.33		940	4,064	(22,559)	26,623
Motorola Solutions, Inc., 6.000% 11/15/17, 9/20/19*	1.00	0.73		940	(16,007)	(403)	(15,604)
United Mexican States, 5.950% 3/19/19, 12/20/19*	1.00	1.18		32,970	224,513	(171,994)	396,507
Xerox Corp., 6.350% 5/15/18, 9/20/20*	1.00	1.09		940	2,941	6,742	(3,801)
JPMorgan Chase Bank, NA:
Avnet, Inc., 4.875% 12/1/22, 9/20/19*	1.00	0.59		940	(19,148)	(1,870)	(17,278)
Ford Motor Credit Company LLC, 5.000% 5/15/18, 9/20/19*	5.00	0.65		940	(170,457)	(157,979)	(12,478)
Wal-Mart Stores, Inc., 5.875% 4/5/27, 9/20/19*	1.00	0.13		940	(36,963)	(31,896)	(5,067)
Weyerhaeuser Company, 7.125% 7/15/23, 3/20/20*	1.00	0.43		940	(24,834)	(23,037)	(1,797)
Morgan Stanley Capital Services LLC:
Caterpillar Inc., 1.500% 6/26/17, 9/20/19*	1.00	0.40		940	(26,248)	(21,072)	(5,176)
CBS Corporation, 4.625% 5/15/18, 12/20/19*	1.00	0.51		940	(22,375)	(15,388)	(6,987)
Coca-Cola Co., 5.750% 3/15/11, 6/20/16*	1.00	0.04		500	(6,191)	(4,099)	(2,092)
Credit Suisse Group Ltd., 5.000% 7/29/19, 3/20/20*	1.00	0.67	EUR	6,770	(117,904)	(162,314)	44,410
Republic Of Korea, 7.125% 4/16/19, 9/20/20*	1.00	0.55		$21,100	(501,199)	(518,675)	17,476

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Target Corp., 5.375% 5/1/17, 6/20/16*	1.00%	0.04%	$500	$(6,159)	$(3,211)	$(2,948)
Sale Contracts
Bank of America, NA:
Cardinal Health, Inc., 1.900% 6/15/17, 9/20/19*	1.00	0.17	940	32,796	21,532	11,264
Directv Holdings LLC/Directv, 5.000% 3/1/21, 9/20/19*	1.00	0.40	940	24,131	17,104	7,027
Expedia, Inc., 7.456% 8/15/18, 9/20/19*	1.00	0.62	940	15,506	(7,249)	22,755
Genworth Holdings, Inc., 6.515% 5/22/18, 6/20/20*	5.00	2.92	300	28,982	12,962	16,020
Time Warner Cable, Inc., 5.850% 5/1/17, 9/20/20*	1.00	1.19	940	(7,648)	(22,142)	14,494
Barclays Bank PLC:
Assured Guaranty Municipal Corp., 6/20/20*	5.00	3.55	300	20,037	23,150	(3,113)
Sherwin-Williams Co. (The), 7.375% 2/1/27, 3/20/20*	1.00	0.21	940	34,553	33,879	674
United Mexican States, 5.950% 3/19/19, 12/20/19*	1.00	1.18	18,350	(78,570)	(83,657)	5,087
United Mexican States, 5.950% 3/19/19, 12/20/19*	1.00	1.18	14,620	(99,556)	(97,485)	(2,071)
Citibank, NA:
Canadian Natural Resources Ltd., 5.700% 5/15/17, 9/20/20*	1.00	1.50	940	(21,630)	(12,515)	(9,115)
Darden Restaurants, Inc., 6.450% 10/15/17, 12/20/19*	1.00	0.64	940	14,811	(18,871)	33,682
Kohl’s Corp., 6.250% 12/15/17, 12/20/19*	1.00	0.71	940	12,040	– 0	–	12,040

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Nabors Industries, Inc., 6.150% 2/15/18, 6/20/20*	1.00%	2.98%	$300	$(26,421)	$(35,175)	$8,754
Quest Diagnostics, Inc., 6.950% 7/1/37, 3/20/20*	1.00	0.78	940	9,300	5,352	3,948
Reynolds American Inc., 3.250% 11/1/22, 6/20/20*	1.00	0.50	940	22,728	22,794	(66)
Safeway, Inc., 7.250% 2/1/31, 6/20/20*	1.00	2.47	300	(20,126)	(25,645)	5,519
Staples, Inc., 2.750% 1/12/18, 3/20/20*	1.00	1.36	300	(5,113)	(12,505)	7,392
Staples, Inc., 2.750% 1/12/18, 6/20/20*	1.00	1.24	940	(10,844)	(25,872)	15,028
Weatherford International LLC, 6.800% 6/15/37, 6/20/20*	1.00	3.16	300	(28,583)	(27,245)	(1,338)
Credit Suisse International:
AT&T, Inc., 1.600% 2/15/17,9/20/19*	1.00	0.60	7,520	148,659	177,181	(28,522)
Avon Products, Inc., 6.500% 3/1/19, 6/20/20*	1.00	6.78	300	(68,899)	(54,339)	(14,560)
Boston Scientific Corp., 2.650% 10/1/18, 6/20/20*	1.00	0.50	940	25,267	20,111	5,156
CDX-CMBX.NA.BBB 6.00%, 5/11/63*	3.00	2.99	32,215	31,903	533,886	(501,983)
Freeport-McMoran Inc., 3.550% 3/1/22, 6/20/20*	1.00	4.27	300	(41,866)	(22,269)	(19,597)
Teck Resources Limited, 3.150% 1/15/17, 6/20/20*	1.00	5.98	300	(60,492)	(23,676)	(36,816)
Time Warner Cable, Inc., 5.850% 5/1/17, 6/20/20*	1.00	1.12	940	(4,716)	(25,242)	20,526
Transocean Inc., 7.375% 4/15/18, 6/20/20*	1.00	7.62	300	(76,017)	(66,327)	(9,690)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG:
Marriott International, Inc., 3.000% 3/1/19, 9/20/19*	1.00%	0.35%	$940	$25,917	$22,135	$3,782
Goldman Sachs International:
Computer Sciences Corp., 6.500% 3/15/18, 3/20/20*	1.00	0.71	940	12,158	(2,858)	15,016
Nabors Industries, Inc., 6.150% 2/15/18, 6/20/20*	1.00	2.98	940	(82,786)	(90,719)	7,933
Southwest Airlines Co., 5.125% 3/1/17, 12/20/19*	1.00	0.55	940	18,751	23,881	(5,130)
Target Corporation, 5.375% 5/1/17, 6/20/20*	1.00	0.22	940	35,997	36,745	(748)
Weatherford International Ltd., 4.500% 4/15/22, 6/20/20*	1.00	3.61	940	(107,005)	(57,789)	(49,216)
Morgan Stanley Capital Services LLC:
Valero Energy Corp., 8.750% 6/15/30, 3/20/20*	1.00	0.79	940	9,140	(16,288)	25,428

				$(3,680,932)	$(3,657,599)	$(23,333)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	JPY	377,500	8/01/16	0.51%	6 Month LIBOR	$ (16,811)
Citibank, NA	BRL	118,800	1/02/17	CDI	13.03%	(80,286)
Citibank, NA		109,560	1/02/17	CDI	13.27%	(50,252)
Citibank, NA		62,600	1/02/21	12.44%	CDI	58,502
Citibank, NA		44,860	1/04/21	12.34%	CDI	85,965
JPMorgan Chase Bank, NA		$650	4/20/20	3.74%	3 Month LIBOR	(70,080)
JPMorgan Chase Bank, NA		950	4/26/20	3.77%	3 Month LIBOR	(103,552)

						$(176,514)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return On Reference Obligation
Citibank, NA
EURO STOXX 50 Index	30,009	LIBOR	EUR	3,337	12/15/17	$(204,336)
JPMorgan Chase Bank, NA
EURO STOXX 50 Index	30,009	LIBOR		3,376	12/15/17	(161,491)
Pay Total Return On Reference Obligation
Citibank, NA
EURO STOXX 50 Index	3,159,948	LIBOR		30	12/18/20	112,055
JPMorgan Chase Bank, NA
EURO STOXX 50 Index	3,210,963	LIBOR		30	12/18/20	56,028
Societe Generale
Consumer Discretionary Select Sector SPDR Fund	99,408	LIBOR Minus 0.45%	USD	7,842	7/15/16	(132,431)

						$(330,175)

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price		Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA:
EURO STOXX 50 Index 8/21/15*	EUR	27.00	EUR	2,240	$931,073		– 0	–	$931,073
EURO STOXX 50 Index 8/21/15*		27.00		2,125	934,626		– 0	–	934,626
Societe Generale:
S&P 500 Index 8/21/15*		$15.00		$476	202,508		– 0	–	202,508
S&P 500 Index 9/18/15*		13.80		440	58,444		– 0	–	58,444
S&P 500 Index 9/18/15*		14.00		446	59,329		– 0	–	59,329
S&P 500 Index 9/18/15*		17.25		1,448	787,292		– 0	–	787,292
S&P 500 Index 9/18/15*		17.75		1,495	853,584		– 0	–	853,584
Sale Contracts
Bank of America, NA:
EURO STOXX 50 Index 8/21/15*	EUR	26.30	EUR	2,248	(805,240)		– 0	–	(805,240)
EURO STOXX 50 Index 8/21/15*		26.20		2,117	(790,532)		– 0	–	(790,532)
Societe Generale:
S&P 500 Index 9/18/15*		$13.35		$405	(35,919)		– 0	–	(35,919)
S&P 500 Index 9/18/15*		13.15		399	(31,139)		– 0	–	(31,139)
S&P 500 Index 8/21/15*		14.35		436	(162,152)		– 0	–	(162,152)
S&P 500 Index 9/18/15*		17.10		1,388	(775,105)		– 0	–	(775,105)
S&P 500 Index 9/18/15*		16.68		1,353	(722,388)		– 0	–	(722,388)

					$504,381	$	– 0	–	$504,381

*	Termination date

^	Less than $0.50.
**	Principal amount less than 500.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the aggregate market value of these securities amounted to $40,011,456 or 10.9% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for exchange-traded derivatives.
(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2015.
(e)	Floating Rate Security. Stated interest rate was in effect at July 31, 2015.
(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Non-income producing security.
(h)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2015.
(i)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.35% of net assets as of July 31, 2015, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
Dominican Republic International Bond
15.95%, 6/04/21	6/14/11	$754,021	$754,645		0.21%
Golden Energy Offshore Services AS
8.74%, 5/28/17	10/31/14	1,136,870	518,932		0.14
Nationstar NIM Ltd. Series 2007-A, Class A
9.79%, 3/25/37	4/04/07	3,301	– 0	–	0.00
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/23/14	477,436	8,161		0.00

(j)	Fair valued by the Adviser.
(k)	Illiquid security.
(l)	Variable rate coupon, rate shown as of July 31, 2015.
(m)	One contract relates to 100 shares.
(n)	One contract relates to 1 share.
(o)	Security is in default and is non-income producing.
(p)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(q)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(r)	As of July 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,655,468 and gross unrealized depreciation of investments was $(18,496,009), resulting in net unrealized depreciation of $(14,840,541).

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
INR	-	Indian Rupee
JPY	-	Japanese Yen

KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

CBOE	-	Chicago Board Options Exchange
CBT	-	Chicago Board of Trade
CDI	-	Brazil CETIP Interbank Deposit Rate
CDOR	-	Canadian Dealer Offered Rate
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-LCDX.NA	-	North American Loan Credit Default Swap Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CFC	-	Customer Facility Charge
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
ETF	-	Exchange Traded Fund
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
SPDR	-	Standard & Poor’s Depository Receipt
TIPS	-	Treasury Inflation Protected Security

COUNTRY BREAKDOWN*

July 31, 2015 (unaudited)

COUNTRY BREAKDOWN*

48.4%	United States
15.6%	Brazil
7.9%	United Kingdom
3.5%	Canada
3.0%	Portugal
2.4%	Switzerland
2.1%	France
1.2%	Mexico
1.1%	Spain
0.6%	Argentina
0.5%	Germany
0.2%	Netherlands
1.1%	Other
12.4%	Short-Term

100.0%

*	All data are as of July 31, 2015. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.2% or less in the following countries: Australia, Chile, Dominican Republic, Euro Zone, Hungary, Ireland, Luxembourg, Malaysia, Norway and Taiwan.

AB Unconstrained Bond Fund

July 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange-traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2015:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$167,390,472		$	– 0	–	$167,390,472
Collateralized Mortgage Obligations		– 0	–	– 0	–		39,608,262		39,608,262
Corporates - Non-Investment Grade		– 0	–	38,974,404			566,232		39,540,636
Corporates - Investment Grade		– 0	–	25,901,730			– 0	–	25,901,730
Inflation-Linked Securities		– 0	–	17,246,770			– 0	–	17,246,770
Investment Companies		6,497,985		– 0	–		– 0	–	6,497,985
Commercial Mortgage-Backed Securities		– 0	–	2,335,245			3,454,612		5,789,857
Quasi-Sovereigns		– 0	–	3,510,919			– 0	–	3,510,919
Emerging Markets - Sovereigns		– 0	–	1,921,993			– 0	–	1,921,993
Whole Loan Trusts		– 0	–	– 0	–		1,614,354		1,614,354
Emerging Markets - Treasuries		– 0	–	– 0	–		754,645		754,645
Governments - Sovereign Bonds		– 0	–	582,930			– 0	–	582,930
Options Purchased - Calls		– 0	–	578,177			– 0	–	578,177
Asset-Backed Securities		– 0	–	– 0	–		276,824	#	276,824
Options Purchased - Puts		– 0	–	160,639			– 0	–	160,639
Local Governments - Municipal Bonds		– 0	–	117,159			– 0	–	117,159
Emerging Markets - Corporate Bonds		– 0	–	8,161			– 0	–	8,161
Common Stocks		474		– 0	–		– 0	–	474
Short-Term Investments:
Investment Companies		43,922,148		– 0	–		– 0	–	43,922,148
Time Deposits		– 0	–	78,127			– 0	–	78,127

Total Investments in Securities		50,420,607		258,806,726			46,274,929		355,502,262
Other Financial Instruments*:
Assets
Credit Default Swaps		– 0	–	990,473			– 0	–	990,473
Centrally Cleared Credit Default Swaps		– 0	–	1,101,374			– 0	–	1,101,374
Centrally Cleared Interest Rate Swaps		– 0	–	308,445			– 0	–	308,445
Interest Rate Swaps		– 0	–	144,467			– 0	–	144,467
Futures		6,195		121,999			– 0	–	128,194
Forward Currency Exchange Contracts		– 0	–	10,837,261			– 0	–	10,837,261
Total Return Swaps		– 0	–	168,083			– 0	–	168,083
Variance Swaps		– 0	–	3,826,856			– 0	–	3,826,856
Liabilities							– 0	–
Credit Default Swaps		– 0	–	(1,013,806)			– 0	–	(1,013,806)
Centrally Cleared Credit Default Swaps		– 0	–	(763,069)			– 0	–	(763,069)
Centrally Cleared Interest Rate Swaps		– 0	–	(1,202,883)			– 0	–	(1,202,883)
Interest Rate Swaps		– 0	–	(320,981)			– 0	–	(320,981)
Futures		(363,986)		(313,795)			– 0	–	(677,781)
Forward Currency Exchange Contracts		– 0	–	(1,794,350)			– 0	–	(1,794,350)
Total Return Swaps		– 0	–	(498,258)			– 0	–	(498,258)
Variance Swaps		– 0	–	(3,322,475)			– 0	–	(3,322,475)
Put Options Written		– 0	–	(802,973)			– 0	–	(802,973)
Currency Options Written		– 0	–	(73,696)			– 0	–	(73,696)

Total^		$50,062,816		$266,199,398			$46,274,929		$362,537,143

#	The Fund held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Collateralized Mortgage Obligations		Corporates - Non- Investment Grade		Commercial Mortgage- Backed Securities		Emerging Markets - Sovereigns
Balance as of 10/31/14	$19,971,463		$1,223,310		$3,661,581			$17,757,640
Accrued discounts/(premiums)	101,694		5,671		(197)			38,929
Realized gain (loss)	(83,550)		(1,841)		(72,633)			– 0	–
Change in unrealized appreciation/depreciation	314,123		(648,380)		31,789			(196,569)
Purchases	22,397,169		1,135,195		– 0	–		– 0	–
Sales/Paydowns	(3,092,637)		(1,147,723)		(165,928)			(17,600,000)
Transfers into Level 3	– 0	–	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–		– 0	–

Balance as of 7/31/15	$39,608,262		$566,232		$3,454,612		$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 7/31/15	$303,080		$(634,988)		$5,883		$	– 0	–

	Whole Loan Trusts		Emerging Markets - Treasuries		Asset-Backed Securities#		Bank Loans
Balance as of 10/31/14	$1,368,212		$762,874		$298,483			$294,330
Accrued discounts/(premiums)	4,764		(6,257)		6,720			54
Realized gain (loss)	11,312		– 0	–	7,240			539
Change in unrealized appreciation/depreciation	(215,781)		(1,972)		(10,267)			1,327
Purchases	529,912		– 0	–	– 0	–		– 0	–
Sales/Paydowns	(84,065)		– 0	–	(25,352)			(296,250)
Transfers into Level 3	– 0	–	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–		– 0	–

Balance as of 7/31/15	$1,614,354		$754,645		$276,824		$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 7/31/15	$(215,781)		$(1,972)		$(10,267)		$	– 0	–

	Total
Balance as of 10/31/14	$45,337,893
Accrued discounts/(premiums)	151,378
Realized gain (loss)	(138,933)
Change in unrealized appreciation/depreciation	(725,730)
Purchases	24,062,276
Sales/Paydowns	(22,411,955)
Transfers into Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 7/31/15	$46,274,929

Net change in unrealized appreciation/depreciation from investments held as of 7/31/15	$(554,045)

#	The Fund held securities with zero market value during the reporting period.

The following represents information about significant unobservable inputs related to the Fund’s Level 3 investments at July 31, 2015. Securities priced by third party vendors are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at	Valuation	Unobservable	Range/
	7/31/2015	Technique	Input	Weighted Average
Whole Loan Trusts	$1,088,840	Projected Cash Flow	Level Yield	13.45%/N/A
	$525,514	Market Approach	Underlying NAV of the Collateral	$99.17/N/A

The Adviser has established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Unconstrained Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 21, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 21, 2015